9. INVESTMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	$ 3,760	$ 7,778
Fair value changes through profit and loss	1,891	1,473
Fair value changes through OCI	4	3
Foreign exchange	2,425	410
Investments, ending	36,002	3,760
Equity instruments
DisclosureOfInvestmentsLineItems [Line Items]
Purchases, equity	149	215
Sales, equity	0	(760)
Debt instruments
DisclosureOfInvestmentsLineItems [Line Items]
Purchases, debt	29,740	0
Sales, debt	(1,967)	(7,763)
Option agreement
DisclosureOfInvestmentsLineItems [Line Items]
Acquisition, divestitures	0	1,242
African Mining Division divestiture
DisclosureOfInvestmentsLineItems [Line Items]
Acquisition, divestitures	$ 0	$ 1,162